THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102-4077

December 2, 2009

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       The Prudential Investment Portfolios, Inc. (the “Fund”)
(File No. 33-61997)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 35 and (ii) that the text of the Post-Effective Amendment was filed electronically on December 1, 2009.

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

                 By:  /s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary